Fees Summary	Jul. 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 762,850,000.00
Total Fee Amount	105,349.59
Total Offset Amount	0.00
Net Fee	$ 105,349.59
Offering Table N/A
Offset Table N/A	N/A